Investment Strategy	Sep. 10, 2025
City Different Investments SMID Cap Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-capitalization companies (“SMID Cap Companies”), defined as companies with a market capitalization between $100 million to $20 billion. The Fund defines “equity securities” to mean common stock, depositary receipts (e.g., American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund will invest in U.S. securities but may invest up to 25% of the Fund’s assets in foreign securities, including emerging markets.
The Fund’s sub-adviser, City Different Holdings LP, dba City Different Investments, (the “Sub-Adviser”) seeks to build a portfolio of stocks that it believes, through fundamental research, are overlooked by other investors and which have good risk/reward metrics. In determining which stocks exhibit good risk/reward metrics, the Sub-Adviser analyzes publicly available and third-party data and implements its internal, proprietary research process. The Sub-Adviser then seeks to construct a portfolio that it believes will provide the potential to outperform in any market environment. The Sub-Adviser selects SMID Cap Companies that are in different stages of their business cycle, including:
•Emerging businesses that tend to be early in their lifecycle with potential for growth.
•Established businesses that tend to have a strong market position and margins with growth opportunities ahead of them.
•Mature businesses that are later in their lifecycle, and which tend to be in cyclical industries with less market share of industry growth opportunities.
The Sub-Adviser selects individual companies to purchase or sell based primarily on internal research and fundamental analyses that leverages insights from diverse sources, including internal and external research.
The Fund will typically hold between 20-35 positions and no individual position will exceed more than 10% of the Fund’s assets at the time of purchase.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.
The Fund will be rebalanced monthly or more frequently in the sole discretion of the Sub-Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in equity securities of small- and mid-capitalization companies (“SMID Cap Companies”), defined as companies with a market capitalization between $100 million to $20 billion.
City Different Investments Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund defines “equity securities” to mean common stock, depositary receipts (e.g., American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund will invest in U.S. and foreign securities, including emerging markets, of companies with a market capitalization of greater than $500 million. The Fund will invest, under normal market conditions, in at least three different countries, and invest at least 30% of its assets in foreign securities, including depositary receipts, outside the United States.
The Fund’s sub-adviser, City Different Holdings LP, dba City Different Investments, (the “Sub-Adviser”) seeks to build a portfolio of stocks that it believes, through fundamental research, are overlooked by other investors and which have good risk/reward metrics. The Sub-Adviser selects individual companies to purchase or sell based primarily on internal research and fundamental analyses that leverages insights from diverse sources, including internal and external research.
The Sub-Adviser seeks to invest the Fund’s assets in companies that have the following attributes:

Business Quality	Companies that have enduring competitive advantages, market leadership and strong balance sheets that allow such companies to perform well through multiple business cycles.
Attractive Valuations	Companies that the Sub-Adviser believes to be undervalued with unrecognized potential, supported by the Sub-Adviser’s fundamental analysis that determines that when fairly valued, the business is worth much more that what the market is currently attributing to it.
Paths to Success
Companies for which the Sub-Adviser has identified multiple scenarios and specific catalysts, for example the change in the capital allocation policies of a company (such as share repurchases), that are likely to occur within the Sub-Adviser’s investment time horizon for a particular investment.

The Fund will typically hold between 20-30 positions.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.
The Sub-Adviser may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.
The Fund will be rebalanced monthly or more frequently in the sole discretion of the Sub-Adviser.